Investment Objectives and Goals	Aug. 11, 2026
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos High Income Opportunities Fund
Calamos International Growth Fund | Calamos International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos International Growth Fund
CALAMOS GLOBAL EQUITY FUND | CALAMOS GLOBAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Global Equity Fund